INCOME TAXES	9 Months Ended
Dec. 31, 2021
Income Taxes
INCOME TAXES

NOTE 12. INCOME TAXES

The Company is a British Virgin Island corporation. The Government of the British Virgin Islands does not, under existing legislation, impose any income or corporate tax on corporations.

PDS is a U.S. corporation and is subject to U.S. federal, state and local income taxes, as applicable.

iOx is subject to United Kingdom taxes.

The benefit from income taxes consists of the following:

	For the Nine Months Ended December 31,
(In thousands)	2021	2020

Current:
Federal	$–	$–
State and local	–	–
Foreign	21	65
Total	21	65

Deferred:
Federal	–	–
State and local	–	–
Foreign	444	–
Total	444	–
Benefits from income taxes	$465	$65

The following is a reconciliation of the U.S. taxes to the effective income tax rates for the nine months ended December 31, 2021 and 2020 ($ in thousands):

	2021	2020
Loss on ordinary activities before tax	$1,535	$–
Statutory U.S. income tax rate	21.0%	21.0%
Loss at statutory income tax rate	322	–
Losses (unrecognized)	(322)	–
Income tax benefit (expense)	$–	$–

The following is a reconciliation of the U.K. taxes to the effective income tax rates for the nine months ended December 31, 2021 and 2020 ($ in thousands):

	2021	2020
Loss on ordinary activities before tax	$2,434	$867
Statutory U.K. income tax rate	19.0%	19.0%
Loss at statutory income tax rate	462	165
Foreign currency effect on deferred tax liability	444	–
Research and development credit	21	65
Losses (unrecognized)	(462)	(165)
Income tax benefit (expense)	$465	$65

Research and development credit receivables of $0.3 million and $0.6 million were included in prepaid expenses and other receivables on the condensed consolidated interim statements of financial position as of December 31, 2021 and March 31, 2021, respectively.

The following is a reconciliation of financial statement loss to tax basis loss (in thousands):

	Nine months ended December 31, 2021				Nine months ended December 31, 2020
	United States	BVI	United Kingdom	Total	United States	BVI	Foreign	Total

Pre-tax (loss)	$(1,535)	$(6,802)	$(2,434)	$(10,771)	$–	$(3,880)	$(879)	$(4,759)
Losses not subject to tax	–	6,802	–	6,802	–	3,880	–	4,180
Taxable (loss)	$(1,535)	$–	$(2,434)	$(3,969)	$–	$–	$(879)	$(879)

As of December 31, 2021 and March 31, 2021, the Company's deferred tax assets and liabilities in the United Kingdom consisted of the effects of temporary differences attributable to the following (in thousands):

	December 31, 2021	March 31, 2021
Deferred tax assets:
Net operating loss	$2,151	$1,689
Deferred tax asset (unrecognized)	$2,151	$1,689

Deferred tax liabilities:
In process research and development	$23,606	$24,050
Deferred tax liability	$23,606	$24,050

iOx generated research and development cash credits of approximately $0.02 million and $0.065 million that have been recorded for the nine months ended December 31, 2021 and 2020, respectively.

As of December 31, 2021, the Company had U.S. deferred tax assets of $0.3 million which were not recognized for financial statement purposes. There were no U.S. deferred tax assets as of March 31, 2021.